iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  — 0.1%
F5, Inc.
(a)
.............................. 92,035 $ 28,845,610
a
Consumer Staples Distribution & Retail  — 0.1%
Maplebear, Inc.
(a)(b)
........................ 275,305 13,206,381
a
Electrical Equipment  — 0.4%
Vertiv Holdings Co., Class A ................. 609,693 88,771,301
a
Electronic Equipment, Instruments & Components  — 2.0%
Amphenol Corp., Class A ................... 1,928,945 205,451,932
Arrow Electronics, Inc.
(a)
.................... 82,490 9,568,840
Avnet, Inc. ............................. 137,258 7,266,438
CDW Corp. ............................. 210,191 36,653,107
Coherent Corp.
(a)(b)
........................ 245,105 26,373,298
Corning, Inc. ............................ 1,251,716 79,158,520
Flex Ltd.
(a)
.............................. 609,069 30,374,271
Ingram Micro Holding Corp.
(b)
................. 29,915 589,924
IPG Photonics Corp.
(a)(b)
.................... 39,937 2,990,882
Jabil, Inc. .............................. 168,554 37,616,196
TD SYNNEX Corp. ........................ 125,616 18,137,694
454,181,102
a
Financial Services  — 0.2%
Toast, Inc., Class A
(a)(b)
..................... 721,812 35,253,298
a
Hotels, Restaurants & Leisure  — 0.6%
DoorDash, Inc., Class A
(a)
................... 574,264 143,709,566
a
Interactive Media & Services  — 9.1%
Alphabet, Inc., Class A ..................... 2,972,581 570,438,294
Alphabet, Inc., Class C, NVS ................. 2,420,407 466,799,694
IAC, Inc.
(a)
.............................. 107,346 4,218,698
Match Group, Inc. ........................ 390,565 13,384,662
Meta Platforms, Inc., Class A ................. 1,228,804 950,406,166
Pinterest, Inc., Class A
(a)
.................... 943,843 36,432,340
Reddit, Inc., Class A
(a)(b)
..................... 186,283 29,915,187
Trump Media & Technology Group Corp.
(a)(b)
....... 165,614 2,913,150
ZoomInfo Technologies, Inc.
(a)
................ 473,353 5,126,413
2,079,634,604
a
IT Services  — 4.0%
Akamai Technologies, Inc.
(a)(b)
................. 229,270 17,495,594
Amdocs Ltd. ............................ 176,395 15,057,077
Cloudflare, Inc., Class A
(a)(b)
.................. 493,104 102,407,839
Cognizant Technology Solutions Corp., Class A ..... 788,891 56,610,818
DXC Technology Co.
(a)
..................... 286,687 3,901,810
EPAM Systems, Inc.
(a)
...................... 87,509 13,801,044
Gartner, Inc.
(a)
........................... 119,735 40,548,258
Globant SA
(a)(b)
.......................... 70,806 5,966,113
GoDaddy, Inc., Class A
(a)
.................... 219,624 35,486,846
International Business Machines Corp. .......... 1,488,245 376,749,222
Kyndryl Holdings, Inc.
(a)
..................... 369,581 13,959,074
MongoDB, Inc., Class A
(a)
................... 126,013 29,977,233
Okta, Inc., Class A
(a)(b)
...................... 263,200 25,740,960
Snowflake, Inc., Class A
(a)
................... 500,506 111,863,091
Twilio, Inc., Class A
(a)
...................... 225,943 29,146,647
VeriSign, Inc. ........................... 134,793 36,241,794
914,953,420
a
Media  — 0.0%
DoubleVerify Holdings, Inc.
(a)
................. 216,336 3,314,268
a
Security Shares Value
a
Professional Services  — 0.6%
CACI International, Inc., Class A
(a)(b)
............ 34,703 $ 15,983,161
Clarivate PLC
(a)(b)
......................... 565,671 2,177,833
Concentrix Corp. ......................... 72,452 3,765,330
Dayforce, Inc.
(a)(b)
......................... 243,907 14,066,117
Dun & Bradstreet Holdings, Inc. ............... 491,596 4,473,524
KBR, Inc. .............................. 205,242 9,593,011
Leidos Holdings, Inc. ...................... 203,758 32,529,965
Parsons Corp.
(a)(b)
......................... 84,282 6,253,724
Paycom Software, Inc. ..................... 82,015 18,989,753
Science Applications International Corp. ......... 75,102 8,372,371
SS&C Technologies Holdings, Inc. ............. 337,911 28,884,632
145,089,421
a
Semiconductors & Semiconductor Equipment  — 32.3%
Advanced Micro Devices, Inc.
(a)
............... 2,575,967 454,168,742
Allegro MicroSystems, Inc.
(a)
................. 195,358 6,136,195
Amkor Technology, Inc. ..................... 182,161 4,109,552
Analog Devices, Inc. ....................... 793,736 178,296,918
Applied Materials, Inc. ..................... 1,298,860 233,872,731
Astera Labs, Inc.
(a)
........................ 228,819 31,286,422
Broadcom, Inc. .......................... 3,030,161 889,958,286
Cirrus Logic, Inc.
(a)(b)
....................... 84,613 8,521,375
Entegris, Inc. ............................ 239,497 18,790,935
GlobalFoundries, Inc.
(a)(b)
.................... 162,991 6,094,233
Intel Corp. ............................. 6,992,683 138,455,123
KLA Corp. .............................. 212,900 187,145,487
Lam Research Corp. ...................... 2,045,486 193,993,892
Lattice Semiconductor Corp.
(a)(b)
............... 217,236 10,824,870
MACOM Technology Solutions Holdings, Inc.
(a)(b)
.... 101,091 13,863,620
Marvell Technology, Inc.
(b)
................... 1,381,295 111,014,679
Microchip Technology, Inc. ................... 846,298 57,201,282
Micron Technology, Inc. ..................... 1,787,474 195,084,912
Monolithic Power Systems, Inc. ............... 74,252 52,810,992
NVIDIA Corp. ........................... 22,186,625 3,946,334,989
ON Semiconductor Corp.
(a)(b)
................. 673,605 37,964,378
Onto Innovation, Inc.
(a)
..................... 77,713 7,363,307
Qorvo, Inc.
(a)
............................ 148,835 12,442,606
QUALCOMM, Inc. ........................ 1,758,450 258,070,122
Skyworks Solutions, Inc. .................... 244,888 16,784,623
Teradyne, Inc. ........................... 256,963 27,605,535
Texas Instruments, Inc. ..................... 1,453,729 263,212,173
Universal Display Corp. .................... 70,192 10,135,725
7,371,543,704
a
Software  — 36.3%
Adobe, Inc.
(a)
............................ 680,753 243,498,541
Appfolio, Inc., Class A
(a)
.................... 35,129 9,392,792
AppLovin Corp., Class A
(a)
................... 381,595 149,089,166
Atlassian Corp., Class A
(a)
................... 258,626 49,599,294
Autodesk, Inc.
(a)
.......................... 340,425 103,186,222
Bentley Systems, Inc., Class B ................ 251,517 14,582,956
Cadence Design Systems, Inc.
(a)
.............. 436,691 159,204,438
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
........ 835,444 8,078,743
Confluent, Inc., Class A
(a)(b)
.................. 442,317 7,840,069
Crowdstrike Holdings, Inc., Class A
(a)
............ 390,738 177,617,773
Datadog, Inc., Class A
(a)
.................... 494,488 69,218,430
DocuSign, Inc.
(a)
......................... 320,907 24,273,405
Dolby Laboratories, Inc., Class A .............. 96,587 7,276,865
Dropbox, Inc., Class A
(a)
.................... 323,370 8,785,963
Dynatrace, Inc.
(a)
......................... 469,159 24,682,455
Elastic N.V.
(a)
............................ 144,808 12,120,430
Fortinet, Inc.
(a)
........................... 1,016,739 101,572,226
Gen Digital, Inc. .......................... 877,812 25,886,676
Gitlab, Inc., Class A
(a)
...................... 210,564 9,224,809

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Software (continued)
Guidewire Software, Inc.
(a)
................... 133,792 $ 30,266,426
HubSpot, Inc.
(a)
.......................... 81,237 42,214,807
Informatica, Inc., Class A
(a)
.................. 167,457 4,136,188
Intuit, Inc. .............................. 436,735 342,893,751
Manhattan Associates, Inc.
(a)
................. 95,782 21,039,474
Microsoft Corp. .......................... 7,019,453 3,744,878,175
MicroStrategy, Inc., Class A
(a)(b)
................ 399,653 160,604,555
nCino, Inc.
(a)(b)
........................... 170,362 4,757,359
Nutanix, Inc., Class A
(a)(b)
.................... 407,614 30,640,344
Oracle Corp. ............................ 2,606,808 661,529,666
Palantir Technologies, Inc., Class A
(a)
........... 3,493,944 553,266,032
Palo Alto Networks, Inc.
(a)(b)
.................. 1,050,783 182,415,929
Pegasystems, Inc. ........................ 138,912 8,155,523
Procore Technologies, Inc.
(a)(b)
................ 183,101 13,115,525
PTC, Inc.
(a)(b)
............................ 190,553 40,932,690
RingCentral, Inc., Class A
(a)
.................. 133,196 3,395,166
Roper Technologies, Inc. .................... 171,549 94,420,570
Rubrik, Inc., Class A
(a)
...................... 155,138 14,730,353
SailPoint, Inc.
(a)(b)
......................... 96,060 2,145,980
Salesforce, Inc. .......................... 1,493,427 385,796,997
Samsara, Inc., Class A
(a)(b)
................... 428,656 16,301,788
SentinelOne, Inc., Class A
(a)
.................. 473,099 8,676,636
ServiceNow, Inc.
(a)
........................ 330,587 311,783,211
Synopsys, Inc.
(a)(b)
........................ 295,230 187,019,348
Teradata Corp.
(a)
......................... 159,159 3,331,198
Tyler Technologies, Inc.
(a)(b)
.................. 68,759 40,193,761
UiPath, Inc., Class A
(a)
..................... 695,956 8,177,483
Unity Software, Inc.
(a)(b)
..................... 509,195 16,986,745
Workday, Inc., Class A
(a)(b)
................... 343,791 78,858,780
Zoom Communications, Inc., Class A
(a)
.......... 419,845 31,089,522
Zscaler, Inc.
(a)
........................... 156,208 44,606,756
8,293,491,991
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  — 14.2%
Apple, Inc. ............................. 14,062,365 $ 2,918,925,103
Dell Technologies, Inc., Class C ............... 509,878 67,655,712
Hewlett Packard Enterprise Co. ............... 2,095,248 43,350,681
HP, Inc. ............................... 1,507,067 37,375,262
NetApp, Inc. ............................ 324,544 33,794,767
Pure Storage, Inc., Class A
(a)
................. 496,251 29,536,859
Sandisk Corp.
(a)
.......................... 215,509 9,249,646
Super Micro Computer, Inc.
(a)(b)
................ 820,444 48,381,583
Western Digital Corp. ...................... 553,088 43,522,495
3,231,792,108
Total Long-Term Investments — 99.9%
(Cost: $15,670,493,028) .............................. 22,803,786,774
a
Short-Term Securities
Money Market Funds  —  2.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(c)(d)(e)
...................... 539,996,922 540,212,921
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(c)(d)
............................ 24,672,976 24,672,976
a
Total Short-Term Securities — 2.5%
(Cost: $564,826,760) ................................ 564,885,897
Total Investments — 102.4%
(Cost: $16,235,319,788) .............................. 23,368,672,671
Liabilities in Excess of Other Assets — (2.4)% ............... (545,115,593)
Net Assets — 100.0% ................................. $ 22,823,557,078
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 378,373,201  $ 161,848,158
(a)
$ —  $ (6,303) $ (2,135) $ 540,212,921  539,996,922  $ 185,344
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 21,850,106  2,822,870
(a)
—  —  —  24,672,976  24,672,976  237,189  —
$ (6,303) $ (2,135)
$ 564,885,897
$ 422,533  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 7 09/19/25 $ 987 $ 4,689
E-Mini Technology Select Sector Index ....................................................... 69 09/19/25 18,358 80,763
$ 85,452
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 22,803,786,774  $ —  $ —  $ 22,803,786,774
Short-Term Securities
Money Market Funds ...................................... 564,885,897  —  —  564,885,897
$ 23,368,672,671  $ —  $ —  $ 23,368,672,671
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 85,452  $ —  $ —  $ 85,452
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares